Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Current assets	$ 55,657	$ 2,834	$ 45,453
Noncurrent assets	230,020	11,712	233,803
Current liabilities	55,594	2,831	39,868
Noncurrent liabilities	89,373	$ 4,550	110,155
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Current assets	5,852		2,097
Noncurrent assets			686
Current liabilities	2,783		3,544
Noncurrent liabilities	53,093		66,995
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Current liabilities	$ 1,547		$ 19